Additional paid in capital - Summary of Stock Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Stock Option Activity [Abstract]
Outstanding, beginning of period	5,236,401,500	5,014,851,500	4,963,851,500	4,962,301,500
Average Exercise Price, beginning	$ 0.003	$ 0.002	$ 0.002	$ 0.013
Granted	30,500,000	254,050,000	52,500,000	6,500,000
Granted, per share	$ 0.035	$ 0.028	$ .015	$ 0.002
Exercised		(26,000,000)
Exercised per share		$ (0.003)
Cancelled	(13,500,000)	(6,500,000)	(1,500,000)	(4,950,000)
Cancelled per share	$ (0.034)	$ (0.015)	$ (0.015)	$ (0.061)
Outstanding, end of period	5,253,401,500	5,236,401,500	5,014,851,500	4,963,851,500
Average Exercise price, ending	$ 0.004	$ 0.003	$ 0.002	$ 0.002
Exercisable, end of period	5,162,401,500	5,154,901,500	4,987,851,500	4,958,201,500
Exercisable, end of period	$ 0.004	$ 0.003	$ 0.002	$ 0.002